LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
LOSS PER SHARE
Schedule of loss per share

	2019	2018	2017
	A$	A$	A$
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)	(8,403,826)
Weighted average number of Ordinary Shares used in calculating loss per share	2,635,454,870	2,435,282,724	2,121,638,888